Audited Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 4,726,433	$ 5,433,375	$ 5,136,153
Cost of revenues		(3,770,587)	(3,606,481)	(3,454,368)
Gross profit		955,846	1,826,894	1,681,785
Operating expenses
Selling and marketing expenses		(1,188,711)	(206,314)	(18,030)
General and administrative expenses		(10,493,596)	(2,781,075)	(1,621,513)
Total operating expenses		(11,682,307)	(2,987,389)	(1,639,543)
Operating (loss) income		(10,726,461)	(1,160,495)	42,242
Other income (expenses), net
Other income, net		(8,099)	971,391	111,837
Bargain purchase gain		21,653,835
Loss on digital assets, net		(332,480)
Loss on financial assets, net		(700,631)
Gain on embedded derivative		456,731
Interest income		2,251	6,953	518
Interest expense		(616,423)	(778,656)	(46,179)
Total other income (expenses), net		20,455,184	199,688	66,176
Income (Loss) before taxes		9,728,723	(960,807)	108,418
Tax income (expense)			486,706
Net income (loss)		9,728,723	(474,101)	108,418
Less: net (loss) income attributable to non-controlling interests		(150,685)	50,542	(21,775)
Net income (loss) attributable to the shareholders of the Company		9,879,408	(524,643)	130,193
Other comprehensive (loss) income
Foreign currency translation adjustment		(222,944)	32,529	(22,704)
Total comprehensive (loss) income		9,505,779	(441,572)	85,714
Less: total comprehensive (loss) income attributable to non-controlling interests		(211,683)	56,908	(27,621)
Total comprehensive income (loss) attributable to the shareholders of the Company		$ 9,717,462	$ (498,480)	$ 113,335
Earnings per share – basic (in Dollars per share)		$ 214.73	$ (4,408.76)	$ 13,019.3
Earnings per share – diluted (in Dollars per share)		$ 3.04	$ (4,408.76)	$ 13,019.3
Weighted average shares outstanding basic (in Shares)	[1]	46,009	119	10
Weighted average shares outstanding diluted (in Shares)	[1]	3,250,020	119	10

[1]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued, in May 2025 of 1 share for every 10 existing share issued, in August 2025 of 1 share for every 5 shares issued, in December 2025 of 1 share for every 5 shares issued, in January 26, 2026 of 1 share for every 3 shares issued and in March 2026 of 1 share for every 4 shares issued respectively.